Carrying Amount and Estimated Fair Value of Debt Including Current Portion and Excluding Interest Rate Swaps (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Floating Rate Debt
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carrying Value	$ 2,458	$ 3,530	$ 3,803
Fair Value	2,464	3,548	3,826
Fixed Rate Debt
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carrying Value	2,213	2,862	2,859
Fair Value	$ 2,357	$ 3,024	$ 3,023